Warranty liability	12 Months Ended
Dec. 31, 2023
Product Warranties Disclosures [Abstract]
Warranty liability
17. Warranty liability:

A continuity of the warranty liability is as follows:

	Years ended December 31,
	2023	2022
Balance, beginning of year	$14,299	$18,791
Warranty claims	(6,826)	(11,081)
Warranty accruals	5,152	4,338
Change in estimate	(2,204)	3,559
Impact of foreign exchange changes	(1,915)	(1,308)
Balance, end of year	8,506	14,299
Less: current portion	6,892	11,315
Long-term portion	$1,614	$2,984
The Company had recorded insurance recovery assets in the year ended December 31, 2021 related to outstanding warranty claims. As at December 31, 2022, $2,937 of these assets were included in other receivables and $4,122 in other long-term assets. As at December 31, 2023, the Company had a remaining balance of $984 and $605 in other receivables and other long-term assets, respectively, related to insurance recoveries.